Equity Financings (Tables)	3 Months Ended
Mar. 31, 2026
Equity [Abstract]
Schedule of activity for warrants outstanding

	Warrants	Weighted Average Exercise Price
Outstanding - December 31, 2025	54,699	$9.10
Granted	–	–
Forfeited/cancelled/restored	–	–
Exercised	–	–
Outstanding – March 31, 2026	54,699	$9.10

	Warrants	Weighted Average Exercise Price
Outstanding - December 31, 2024	18,566	$980.29
Granted	–	–
Forfeited/cancelled/restored	–	–
Exercised	–	–
Outstanding – March 31, 2025	18,566	$980.29